RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 01, 2022
Related Party Transaction [Line Items]
Management fees	$ 20,000	$ 120,000	$ 32,000	$ 320,000	$ 360,000	$ 245,000
Consulting Agreement [Member] | Cataldo Consulting [Member]
Related Party Transaction [Line Items]
Consulting fee							$ 30,000
Consulting Agreement [Member] | Emmes Consulting [Member]
Related Party Transaction [Line Items]
Consulting fee							$ 30,000
Management fees	$ 20,000	$ 120,000	32,000	$ 320,000	360,000	$ 245,000
Accrual of compensation			$ 32,000		$ 39,568